Long-term loans (Maturity of long-term loans) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of long-term loans [line items]
Long-term loans	¥ 125,129,416	¥ 74,551,246
Less: amount due within 1 year included under current liabilities	18,098,458	9,560,885
Non-current portion	107,030,958	64,990,361
Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	7,427,183	3,818,807
Less: amount due within 1 year included under current liabilities	2,123,494	855,222
Non-current portion	5,303,689	2,963,585
Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	117,702,233	70,732,439
Less: amount due within 1 year included under current liabilities	15,974,964	8,705,663
Non-current portion	101,727,269	62,026,776
1 year or less [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	2,123,494	855,222
1 year or less [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	15,974,964	8,705,663
More than 1 year but no more than 2 years [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	1,689,582	715,400
More than 1 year but no more than 2 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	19,039,483	11,420,746
More than 2 years but no more than 3 years [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	1,281,082	953,082
More than 2 years but no more than 3 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	18,624,576	11,081,242
More than 3 years but no more than 4 years [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	294,020	928,082
More than 3 years but no more than 4 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	16,388,976	7,769,955
More than 4 years but no more than 5 years [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	728,225	232,021
More than 4 years but no more than 5 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	11,927,930	7,618,953
More than 5 years [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	1,310,780	135,000
More than 5 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 35,746,304	¥ 24,135,880